SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Oct. 14, 2020	Jul. 10, 2020
Underwriting discounts and offering costs	$ 42,659,062
Class A Ordinary shares subject to possible redemption (in shares)	67,342,389
Tax provision	$ 0
Class A ordinary shares
Class A Ordinary shares subject to possible redemption (in shares)	80,500,000
Warrant Liability
Warrant liabilities	$ 99,281,250	$ 44,156,250	$ 0
Sponsor
Effect of shares subject to forfeiture reduced from the weighted average shares outstanding	28,125,000
Concentrations of credit risk
Cash amount	$ 250,000